		BMW Vehicle Lease Trust 2007-1

Collection Period Ending:	11/30/07		1 Month LIBOR:	4.651880%
Previous Payment Date:	11/15/07		Interest Rate Cap:	4.300000%
Current Payment Date:	12/17/07		Accrued Interest Days (30/360):	32
			Accrued Interest Days (act/360):	32

Balances

	Initial	Beginning of Period	End of Period
Securitization Value	1,369,888,441.01	1,324,139,905.76	1,303,572,388.09
Reserve Account	3,424,721.10	3,424,721.10	3,424,721.10

Notes
Class A-1 Notes	235,000,000.00	177,164,714.54	153,298,557.26
Class A-2a Notes	140,000,000.00	140,000,000.00	140,000,000.00
Class A-2b Notes	274,000,000.00	274,000,000.00	274,000,000.00
Class A-3a Notes	210,000,000.00	210,000,000.00	210,000,000.00
Class A-3b Notes	391,000,000.00	391,000,000.00	391,000,000.00
	1,250,000,000.00	1,192,164,714.54	1,168,298,557.26

Overcollateralization	119,888,441.01		135,273,830.83

Current Collection Period

Beginning Securitization Value	1,324,139,905.76
Principal Reduction Amount	20,567,517.67
Ending Securitization Value	1,303,572,388.09

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	1,192,164,714.54
Aggregate Securitization Value (End of Period)	1,303,572,388.09
First Priority Principal Distribution Amount	-

Targeted Note Balance	1,156,309,380.69
Target Overcollateralization	10.750%
Step Down Overcollateralization	9.250%
Step Down Overcollateraliztion Date	08/17/09
Target Overcollateralization Percentage	10.750%

Calculation of Required 2007-A SUBI Collection Account Amount
Collections
Monthly Payments	24,868,037.87
Sale Proceeds	642,446.43
Reallocation Payments
Recovery Proceeds	826.10
Termination Proceeds	4,416,142.75
Total Collections	29,927,453.15
Servicer Advances	2,127,344.65
Payments From Cap Counterparty	97,556.42
Cap Termination Payments	0.00
Repurchases	0.00
Total Available Funds deposited to	32,152,354.22
Series 2007-A SUBI Collection Account Amount

Collection Account

Deposits to Series 2007-A SUBI Collection Account	32,152,354.22
Withdrawals from 2007-A SUBI Collection Account
Advance Reimbursement	2,071,958.48
Servicing Fees	1,103,449.92
Note Interest Distribution Account Deposit	5,110,788.55
Priority Principal	0.00
Reserve Fund Deposit	0.00
Regular Principal Distributable Amount	23,866,157.27
Payments to Transferor	0.00
Total Distributions from 2007-A SUBI Collection Account	32,152,354.22

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	2,182,299.04
Current Period Monthly Payment Advance	2,127,344.65
Current Period Sales Proceeds Advance	0.00
Current Reimbursement of Previous Servicer Advance	2,071,958.48
Ending Period Unreimbursed Previous Servicer Advances	2,237,685.21

Note Distribution Account

Amount Deposited from the Collection Account	28,976,945.82
Amount Deposited from the Reserve Account	0.00
Amount Paid to Noteholders	28,976,945.82

Distributions

Priority Principal
Aggregate Outstanding Note Principal	1,192,164,714.54

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	-	23,866,157.27	23,866,157.27	153,298,557.26	102	0.65
Class A-2a Notes	-	-	-	140,000,000.00	-	1.00
Class A-2b Notes	-	-	-	274,000,000.00	-	1.00
Class A-3a Notes	-	-	-	210,000,000.00	-	1.00
Class A-3b Notes	-	-	-	391,000,000.00	-	1.00
	-	23,866,157.27	23,866,157.27	1,168,298,557.26	102

Interest Distributable Amount	Floating Rate Index (1ML)	Spread	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes			5.061600%	797,099.48	3.39
Class A-2a Notes			4.640000%	577,422.22	4.12
Class A-2b Notes	4.651880%	0.190000%	4.841880%	1,179,266.77	4.30
Class A-3a Notes			4.590000%	856,800.00	4.08
Class A-3b Notes	4.651880%	0.240000%	4.891880%	1,700,200.07	4.35
				5,110,788.55	20.25

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3a Interest Carryover Shortfall	-	-	-
Class A-3b Interest Carryover Shortfall	-	-	-

Reserve Account

Beginning Period Required Amount	3,424,721.10
Beginning Period Amount	3,424,721.10
Net Investment Earnings (memo)	13,379.80
Current Period Deposit	-
Reserve Fund Draw Amount	13,379.80
Ending Period Required Amount	3,424,721.10
Ending Period Amount	3,424,721.10

Pool Statistics
	Initial	End of Period
Number of Contracts	38,331	37,789
Remaining Term	24	21
Original Term	36	36
Seasoning	12	15

	Units	Securitization Value
Early Terminations	36	1,474,139.60
Scheduled Terminations	1	18,077.24

	Beginning	Current Period	Cumulative
Credit Losses	162,774.99	196,570.09	359,345.08

Residual Value Losses	Beginning	Current Period	Cumulative
Net Sale Proceeds	-	-	-
Residual Values	-	-	-
Residual Value Losses	-	-	-

Delinquencies	Units	Securitization Value
31-60 Days Delinquent	272	10,092,976.25
61-90 Days Delinquent	56	2,323,308.40
Over 90 Days Delinquent	30	1,372,118.87